Commitments, Contingencies and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

10. COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Operating Lease

The Company is currently obligated under two operating leases for office spaces and associated building expenses.  Both leases are on a month-to-month basis.

San Diego Farmers Outlet has a 5 years lease at $6,000 per month with two (5) year options to extend the lease.

11.	COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Operating Lease

The Company is currently obligated under two operating leases for office spaces and associated building expenses. Both leases are on a month-to-month basis at a monthly rate of $450 and $330, respectively.